Employee Retirement Plans - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Total market value of managers					7.50%
Accumulated benefit obligation					$ 10,438	$ 9,727
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage					50.00%
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage					25.00%
Real Return Bonds
Defined Benefit Plan Disclosure [Line Items]
Target allocation percentage					25.00%
Deferred Compensation Plans | Location, Statement of Financial Position, Balance [Axis]: us-gaap:AccruedLiabilitiesAndOtherLiabilities
Defined Benefit Plan Disclosure [Line Items]
Liabilities under plan current	$ 2,403		$ 2,403		$ 2,566	0
Deferred Compensation Plans | Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherAssets
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets investment	33,661		33,661		32,728	31,068
Deferred Compensation Plans | Location, Statement of Financial Position, Balance [Axis]: us-gaap:OtherLiabilitiesNoncurrent
Defined Benefit Plan Disclosure [Line Items]
Liabilities under plan noncurrent	15,081		15,081		16,490	19,340
Defined Contribution Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions made to plans	$ 2,418	$ 2,409	$ 5,878	$ 6,192	$ 10,604	$ 4,549	$ 2,262